Note 6 - Short-term Borrowings - Summary of Short-term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2019
Balance at June 30	$ 13,367	$ 23,986	$ 4,025
Average balance during the year	24,422	21,053
Maximum month-end balance	$ 28,621	$ 28,073
Average interest rate during the year	0.98%	0.43%
Weighted average rate, June 30	1.02%	0.82%